Debt and Warrant Liabilities - Seaport purchase order loan (Details) - Seaport Group SIBS, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 27, 2024 USD ($) item
Debt and Warrant Liabilities
Number of purchase order | item			2
Purchase order		$ 1,777,400	$ 3,410,023
Amount of invoice sold		364,780
Cash received from invoices sold		350,000
Cash received on invoices to be billed		1,955,140
Aggregate balance on invoices to be billed		1,955,140
Amount received from customer on purchase order		330,000
Payment for purchase order	$ (410,780)	$ 288,165